PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	June 30,	December 31,
	2025	2024
	(in thousands)
Value-added tax receivable	$1,833	$1,614
Prepaid income taxes	5,092	4,476
Advances to suppliers	3,682	3,515
Prepaid expenses	508	485
Other current assets	1,166	1,390
Total	$12,281	$11,480

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)